Financial Instruments - Derivatives Designated As Hedging Instruments - Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative
Total	$ (2,700)	$ (3,399)	$ (3,150)
Depreciation expense
Derivative
Interest rate swaps	(189)	(156)	(154)
Interest and finance costs, net
Derivative
Interest rate swaps	$ (2,511)	$ (3,243)	$ (2,996)